Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 69,168	$ 71,056
Uncertain tax provisions		213,228
Deferred income tax expense
Income tax provision	$ 69,168	$ 284,284